SHAREHOLDERS' EQUITY - Variable Interest Entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY
Current Assets	$ 67,749	$ 66,100
TOTAL ASSETS	318,557	310,502
Current Liabilities	37,959	66,478
TOTAL LIABILITIES	143,955	146,447
Revenues, Net	181,984	200,898
Net Income Attributable to Non-Controlling Interest	707	202
Variable Interest Entity, Primary Beneficiary
SHAREHOLDERS' EQUITY
Current Assets	950	306
Non-Current Assets	7,232	4,333
TOTAL ASSETS	8,182	4,639
Current Liabilities	16	33
Non-Current Liabilities	0	234
TOTAL LIABILITIES	16	267
Revenues, Net	578	240
Net Income Attributable to Non-Controlling Interest	$ 659	$ 129